SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment, Net

Categories	Estimated Useful LIfe
Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of estimated useful life of intangible assets

Categories	Estimated Useful LIfe
Trademark	10 years
Software	3 to 5 years

Schedule of Employee Benefit Plans

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	7,161,205	8,655,350	8,739,684
Research and development	294,859	261,176	256,475
Sales and marketing	4,033,438	5,218,767	3,824,152
General and administrative	3,405,996	3,399,854	3,150,296
Total expense due to employee benefit plans	14,895,498	17,535,147	15,970,607